Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Transactions with Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2013 and the related balances at March 31, 2012 and 2013 were as follows:

	2011	2012	2013
	Millions of yen
Operating revenues	¥23,145	¥25,788	¥26,001

Operating expenses	¥105,682	¥104,435	¥105,295

Receivables		¥14,225	¥17,257

Payables		¥83,559	¥89,623